Capital Disclosures - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	27.00%	40.00%
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	25.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	45.00%
Debt to book capitalization ratio	65.00%